Stock-based compensation	12 Months Ended
Dec. 31, 2022
Stock-based compensation
Stock-based compensation

22. Stock-based compensation

Stock options

Under the Company’s SOP, certain employees and officers may purchase common shares at an exercise price determined by the Board, which may not be less than the fair market value of a common share (being the closing price of a common share on the TSX on the last trading day immediately prior to the applicable date on which the stock option is granted). Stock options vest equally in annual instalments over three years and have a seven-year expiry.

At December 31, 2022, 3,032,771 (2021: 1,517,910) stock options were granted and outstanding. The options are expected to expire seven years after the grant date with an exercise price equal to the offering price of $13.00 per share. The options were valued using the Black-Scholes model and incorporated several key assumptions, which include volatility of 31% (2021: 31)%, expected dividend yield of 1.5% (2021: 1.5%), option life of 4.5 years (2021: 4.5 years), forfeiture rate of 10% (2021: 10%) and risk-free rate of 1.5% (2021: 0.50%). The options will vest one-third on each of the following three anniversaries of the grant date.

The expected volatility assumptions have been developed taking into consideration historical volatility of comparable peer companies. Expected life of the option is derived from the option valuation model, factoring in vesting and expiry of the options. Forfeitures have also been factored in based on historical forfeiture rates. The risk-free rate is based on the Government of Canada benchmark bond yields in effect at the time of the grant.

Compensation expense for stock options was $3,304 in 2022 (2021: $1,311) and is presented as a component of employee costs within operating expenses. Options of 505,970 (2021: nil) were available to be exercised in 2022, but no options were exercised.

Employee Stock Option Activity

	2022		2021
	Shares	Average price	Shares	Average price
At January 1	1,517,910	$13	—	$—
Granted	1,514,861	13	1,517,910	13
At December 31	3,032,771	$13	1,517,910	$13

Stock Options Outstanding

	Outstanding				Exercisable
		Average	Average life	Intrinsic		Average	Intrinsic
Exercise price	Shares	price	(years)	value[1]	Shares	price	value[1]
$13	3,032,771	$13	5.8	$2,305	505,970	$13	385
1.	Based on the closing market share price on December 31, 2022 of USD $13.76.

As at December 31, 2022, there was $2,445 (2021: $2,286) of total unrecognized compensation cost relating to stock options. The Company expects to recognize this cost over a weighted average period of 0.7 years.

Restricted Share Units (RSUs) and Deferred Share Units (DSUs)

During the year ended December 31, 2022, 69,102 RSUs (2021: 69,217) were awarded to employees and officers of the Company. The RSUs will vest in full on the third anniversary of the grant date, with additional RSUs credited to reflect dividends paid over the vesting period. Included in the Company’s stock-based compensation expense is an amount of $605 (2021: $162) relating to RSUs. As at December 31, 2022, there was $1,048 (2021: $669) of total unrecognized non-cash stock-based compensation expense relating to unvested RSUs granted, which is expected to be recognized over a weighted average period of 1.8 years. The value of the RSU liability as at December 31, 2022 was $776 (2021: $162).

During the year ended December 31, 2022, 72,439 DSUs (2021: 72,000) were granted to its non-executive independent Directors under the DSU Plan. Additional DSUs are credited to reflect dividends paid. All outstanding DSUs granted are available to be redeemed on December 31, 2022. No DSUs were redeemed during the year.The mark-to-market adjustment recorded for the year ended December 31, 2022 in respect of the DSU Plan resulted in an increase in the DSU liability of $97 (2021: decrease of $72). The value of the DSU liability as at December 31, 2022 was $1,999 (2021: $864), of which $434 (2021: $nil) has been classified as current.